Provisions - Provisions for assurance-type product warranty (Detail) - Warranty provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Other provisions at beginning of period	€ 167	€ 210
Additional provisions, other provisions	364	239
Provision used, other provisions	265	270
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	(37)
Increase (decrease) through net exchange differences, other provisions	10	(12)
Other provisions at end of period	€ 238	€ 167